Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Trading Symbol	CSAN
Entity Registrant Name	COSAN S.A.
Entity Central Index Key	0001430162
Current Fiscal Year End Date	--12-31
Entity File Number	001-40015
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	382,460,962
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Shell Company	false
Title of 12(b) Security	Common shares, no par value*
Security Exchange Name	NYSE
Entity Address, Country	BR
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Amendment Description	We are amending our Annual Report on Form 20-F for the fiscal year ended December 31, 2020 as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 30, 2021 (the “Original Annual Report”) and as amended by Amendment No. 1 to the Original Annual Report filed with the SEC on September 3, 2021 (“Amendment No. 1” and together with the Original Annual Report, the “Annual Report”) to replace the report of the independent registered public accounting firm included in the financial statements of Raízen Group – comprised of Raízen Energia S.A. and Raízen Combustíveis S.A. for the fiscal years ended March 31, 2021, 2020 and 2019 previously filed as Exhibit 13.3 with the separate independent registered public accounting firms’ reports for the corresponding fiscal years.
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Av. Brigadeiro Faria Lima, 4,100 – 16th floor
Entity Address, Postal Zip Code	SP
Entity Address, City or Town	São Paulo
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	BR
Entity Address, Address Line One	Av. Brigadeiro Faria Lima, 4,100 – 16th floor
Entity Address, Postal Zip Code	SP
Entity Address, City or Town	São Paulo
Contact Personnel Name	Marcelo Eduardo Martins
City Area Code	+55 11
Local Phone Number	3897-9797